Derivatives and Fair Value Disclosures - Additional Information - 2 (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Impairment of long-lived assets held-for-use	$ 529,532
Gas Prodigy and Gas Spirit Vessels [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net		$ 220,404
Impairment of long-lived assets to be disposed of		57,320
Assets held-for-sale, long lived, fair value disclosure		$ 10,800,000
Eco Green [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net			$ 706,800
Assets held-for-sale, long lived, fair value disclosure			35,340,000
Eco Dream [Member]
Derivatives, Fair Value [Line Items]
Long-lived assets held-for-use, fair value disclosure, net			706,800
Assets held-for-sale, long lived, fair value disclosure			$ 35,340,000